ACCUMULATED OTHER COMPREHENSIVE LOSS - Schedules of Accumulate Other Comprehensive Income (Loss) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Balance at beginning of the period	$ 1,796,304	$ 1,909,826	$ 1,916,179
Other comprehensive (loss) income income before reclassification	(20,743)	1,773	3,050
Balance at end of the period	1,825,791	1,796,304	1,909,826
Share of affiliates comprehensive (loss) income
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Balance at beginning of the period	5,030	3,414	(192)
Other comprehensive (loss) income income before reclassification	(24,324)	1,616	3,606
Balance at end of the period	(19,294)	5,030	3,414
Pension and post retirement benefit plan adjustments
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Balance at beginning of the period	(12,799)	(12,956)	(12,400)
Other comprehensive (loss) income income before reclassification	3,581	157	(556)
Balance at end of the period	(9,218)	(12,799)	(12,956)
Total accumulated comprehensive (loss) income
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Balance at beginning of the period	(7,769)	(9,542)	(12,592)
Balance at end of the period	$ (28,512)	$ (7,769)	$ (9,542)